SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Jun. 30, 2019
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

16.  SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

During the year ended June 30, 2019, June 30,2018, the six-month transition period ended June 30, 2017 and the year ended December 31, 2016, the transactions between the Group and related parties, and the related balances owed by and to them, are as follows:

		Amount of the transactions of the year ended
Party	Transaction type	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Joint ventures	Sales and services	4,913,254	746,867	—	—
Joint ventures	Purchases of goods and services	(17,542,637)	(9,809,134)	(922,286)	—
Joint ventures	Equity contributions	(241,840)	800,989	1,233,131	162,012
Joint ventures	Business combination	—	—	—	33,317,619
Joint ventures	Net loans granted / (cancelled)	(6,964,101)	2,621,647	2,428,076	1,781,389
Key management personnel	Salaries, social security benefits and other benefits	(3,940,185)	(4,703,519)	(2,238,908)	(649,410)
Key management personnel	Loans granted	599,984	—	—	—
Key management personnel	Interest gain	20,106	—	—	—
Shareholders and other related parties	Dividends	—	(1,450,613)	(52,249)	—
Shareholders and other related parties	Sales of goods and services	640,095	1,057,325	781,830	1,761,128
Shareholders and other related parties	Purchases of goods and services	(1,433,127)	(986,217)	(875,257)	(1,414,998)
Shareholders and other related parties	Interest gain	90,188	294,577	179,887	73,178
Shareholders and other related parties	In-kind contributions	463,511	—	—	—
Parent company	Interest lost	(1,386,288)	(118,266)	(520,959)	(1,118,679)
Parent company	Sales of goods and services	—	13,505	1,427	2,993
Parent company	Purchases of goods and services	(120,095)	(311,418)	(62,500)	(135,297)
Parent company	Equity contributions	(14,558,347)	—	—	—
Total		(39,459,482)	(11,844,257)	(47,808)	33,779,935

		Amounts receivable from related parties
Party	Transaction type	06/30/2019	06/30/2018	06/30/2017
Parent company	Trade debtors	440,268	361,606	—
Parent company	Other receivables	—	103,251	—
Shareholders and other related parties	Trade receivables	467,743	571,216	1,025,903
Shareholders and other related parties	Allowance for impairment	(75,596)	(23,126)	(205,960)
Shareholders and other related parties	Other receivables	10,971	119,677	67,753
Joint ventures	Trade debtors	2,369	209,039	217,963
Joint ventures	Other receivables	250,783	6,299,467	4,298,109
Total		1,096,538	7,641,130	5,403,768

		Amounts payable to related parties
Party	Transaction type	06/30/2019	06/30/2018	06/30/2017
Parent company	Trade creditors	(1,568,036)	—	(218,744)
Parents companies and related parties to Parents	Net loans payables	(17,757,907)	(1,816,084)	(646,538)
Parent company	Consideration payment Semya adquisition	(575,604)	—	—
Key management personnel	Salaries, social security benefits and other benefits	(2,312,253)	(1,556,035)	(1,614,494)
Shareholders and other related parties	Trade and other payables	(1,796,932)	(365,994)	(633,700)
Joint ventures	Trade and other payables	(4,805,149)	(3,493,113)	(1,649,367)
Total		(28,815,881)	(7,231,226)	(4,762,843)